UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

SEMI-ANNUAL REPORT

MAY 31, 2017

(UNAUDITED)

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

The Fund's total annual operating expenses before fee waivers, per the March 29, 2017 prospectus, were 2.46%, 2.71%, and 2.71% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.07%, 1.32%, and 1.32% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

Real Estate Investment Trust
1%
Telecommunications Services
1%
Real Estate
1%
Materials
3%
Utilities
1%
Information Technology
10%
Money Market Fund
11%
Industrials
7%
Consumer Discretionary
8%
Health Care
6%
Consumer Staples
7%
Financials
5%
Energy
1%
Exchange Traded Funds
38%

The Fund's total annual operating expenses before fee waivers, per the March 29, 2017 prospectus, were 1.86%, 2.11%, and 2.11% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.13%, 1.38%, and 1.38% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Auto Components
19	Adient PLC (Ireland)	$ 1,302	0.16%

Automobiles
84	Daimler AG (Germany)	6,107
62	Daimler AG (Germany) *	4,506
		10,613	1.33%
Banks
3,698	Banco Espirito Santo SA (Portugal)	-	0.00%

Commercial Services & Supplies
8,000	CITIC Envirotech Ltd. (Singapore)	4,395
1	RR Donnelley & Sons Co.	12
		4,407	0.55%
Construction Materials
1	Cemex SAB de CV ADR	5	0.00%

Industrial Conglomerates
1,900	Sime Darby Bhd (Malaysia)	4,125	0.52%

Insurance
290	Aviva Plc. ADR	3,956	0.50%

Metals & Mining
196	Antofagasta Plc. ADR *	2,534	0.32%

Oil, Gas Field Services, Nbc
16	Seventy Seven Energy, Inc. *	-	0.00%

Services-Business Services
25	Zillow Group, Inc. *	1,097	0.14%

Total for Common Stocks (Cost - $38,040)		$ 28,039	3.52%

WARRANTS
600	Miramar Hotel 01/19/18	$ 253
Total Warrants (Cost - $0)		$ 253	0.03%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

MONEY MARKET FUND
728,854	AIM Short Term Investments Treasury Institutional Class 0.22% ** (Cost - $728,854)	$ 728,854	91.45%

	Total Investments (Cost - $766,894)	$ 757,146	95.00%

	Other Assets Less Liabilities	39,812	5.00%

	Net Assets	$ 796,958	100.00%

As of May 31, 2017, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Germany	1.33%
Ireland	0.16%
Malaysia	0.52%
Portugal	0.00%
Singapore	0.55%
United States	92.44%
95.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2017.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Advertising & Marketing
490	Publicis Groupe SA (France) *	$ 37,536	0.12%

Aerospace & Defense
108	Boeing Co.	20,264
137	Honeywell International, Inc.	18,220
63	Lockheed Martin Corp.	17,711
208	Rockwell Collins, Inc.	22,682
		78,877	0.24%
Air Freight & Logistics
87	FedEx Corp.	16,864
150	United Parcel Service, Inc.	15,896
		32,760	0.10%
Aircraft
911	Airbus SE (France)	74,825
694	EMBRAER SA (Brazil)	13,713
		88,538	0.27%
Aircraft Part & Auxiliary Equipment, Nec
372	Safran SA (France)	32,950	0.10%

Airlines
461	Delta Air Lines, Inc.	22,649
4,841	International Consolidated Airlines Group SA (United Kingdom)	37,683
1,089	Ryanair Holdings PLC (Ireland) *	21,948
213	Southwest Airlines Co.	12,799
274	United Continental Holdings, Inc. *	21,830
		116,909	0.36%
Apparel, Footwear & Accessory Design
675	Compagnie Financiere Richemont SA (Switzerland) *	56,329
113	Kering (France)	37,394
452	Lvmh Moet-Hennessy Louis Vuitton SE (France)	115,409
92	Swatch Group AG (Switzerland)	35,651
		244,783	0.75%
Application Software
702	Amadeus It Group SA (Spain)	40,914
800	Capcom Co Ltd. (Japan)	18,870
428	Dassault Systemes SE (France)	39,517
15,900	Tencent Holdings Ltd. (China)	546,024
		645,325	1.99%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Auto Components
174	Autoliv, Inc. (Sweden)	$ 19,300
899	Continental AG (Germany)	40,014
243	Delphi Automotive PLC (France)	21,377
1,329	Magna International, Inc. (Canada)	59,526
600	Toyoda Gosei Co. Ltd. (Japan)	14,407
266	Valeo SA (France)	18,529
		173,153	0.53%
Automobiles
1,749	Astra International Tbk PT (Indonesia)	22,545
540	Bayerische Motoren Werke AG (Germany)	50,556
720	Bayerische Motoren Werke AG (Germany)	22,543
1,622	Ford Motor Co.	18,037
785	Peugeot SA (France)	15,486
54	Tesla, Inc. *	18,415
		147,582	0.45%
Aoutomobiles & Components
1,400	Isuzu Motors Ltd. (Japan)	17,086
300	Koito Manufacturing Co. Ltd. (Japan)	15,776
700	Nok Corp. (Japan)	15,305
427	Nokian Renkaat OYJ (Finland)	17,461
1,000	Sumitomo Electric Industries Ltd. (Japan)	15,835
800	Toyota Boshoku Corp. (Japan)	15,421
700	Unipres Corp. (Japan)	16,101
800	Yokohama Rubber Co. Ltd. (Japan)	15,587
		128,572	0.40%
Banks
6,009	Banco Bilbao Vizcaya Argentaria SA (Spain)	48,983
2,230	Banco Bradesco SA (Brazil)	18,152
8,857	Banco De Sabadell SA (Spain)	18,259
2,203	Banco do Brasil SA (Brazil)	19,210
103	Bank of Montreal (Canada)	6,915
192	Bank of Nova Scotia (Canada)	10,846
68	Canadian Imperial Bank of Commerce (Canada)	5,309
1,955	Commerzbank AG (Germany) *	20,630
1,596	Commonwealth Bank of Australia (Australia)	94,470
379	Commonwealth Bank of Australia (Australia)	22,427
1,114	Credit Agricole SA (France)	17,080
965	Erste Group Bank AG (Austria)	35,036
14,341	Intesa Sanpaolo SpA (Italy)	41,074
5,462	Itau Unibanco Holding SA (Brazil)	59,590
737	Kasikornbank PCL (Thailand)	16,306

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Banks (Continued)
620	KBC Group NV (Belgium)	$ 46,680
83,143	Lloyds Banking Group PLC. (United Kingdom)	75,638
2,358	Royal Bank of Canada (Canada)	162,938
5,294	Royal Bank of Scotland Group PLC (United Kingdom) *	17,739
295	Toronto-Dominion Bank (Canada)	14,072
2,056	UniCredit SpA (Italy) *	35,983
		787,337	2.42%
Base Metals
12,622	Alumina Ltd. (Australia) *	18,010
17,444	Glencore PLC (Switzerland)	64,094
500	Mitsubishi Materials Corp. (Japan)	14,094
2,861	Norsk Hydro ASA (Norway)	15,424
		111,622	0.34%
Basic and Diversified Chemicals
353	Air Liquide SA (France)	43,052
167	Linde AG (Germany)	31,903
140	Solvay SA (Belgium)	18,318
		93,273	0.29%
Beverages
1,526	Anheuser-Busch InBev SA/NV (Belgium)	178,466
656	Coca-Cola Co.	29,828
142	Constellation Brands, Inc.	25,950
553	Diageo PLC (United Kingdom)	67,422
1,290	Heineken Holding NV (Netherlands) *	119,991
400	Ito En Ltd. (Japan)	16,525
218	PepsiCo, Inc.	25,478
237	Pernod Ricard SA (France) *	32,208
26,600	Thai Beverage Public *	16,822
		512,690	1.58%
Biotechnology
97	Actelion Ltd. (Switzerland) *	27,550
299	Alkermes PLC (Ireland) *	17,270
112	Amgen, Inc.	17,387
135	Celgene Corp. *	15,445
688	CSL Ltd. (Australia)	33,189
178	Genmab A/S (Denmark) *	38,006
881	Grifols SA (Spain)	18,906
49	Regeneron Pharmaceuticals, Inc. *	22,494
221	UCB SA (Belgium)	15,606
206	Vertex Pharmaceuticals *	25,462
		231,315	0.71%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Cable & Other Pay Television Services
2,910	Sky PLC (United Kingdom) *	$ 37,165	0.11%

Capital Goods
417	Bouygues Sa (France)	17,873
2,000	Chiyoda Corp. (Japan)	11,239
9,866	Cobham PLC (United Kingdom) *	17,038
3,000	Fuji Electric Co. Ltd. (Japan)	16,047
1,100	Jgc Corp. (Japan)	16,619
2,000	Kajima Corp. (Japan)	15,352
600	Mabuchi Motor Co. Ltd. (Japan)	33,771
400	Makita Corp. (Japan)	15,045
1,200	Nsk Ltd. (Japan)	14,288
592	Reece Ltd. (Australia)	17,813
1,588	Rolls Royce Holdings PLC (United Kingdom)	17,754
2,329	Sandvik Ab (Sweden)	36,498
1,700	Sanwa Holdings Corp. (Japan)	18,738
900	Seibu Holdings, Inc. (Japan)	16,707
7,800	SembCorp Industries Ltd. (Singapore) *	17,814
2,000	Sumitomo Heavy Industries Ltd. (Japan)	13,025
742	Trelleborg Ab (Sweden)	17,451
2,000	Tsugami Corp. (Japan)	14,306
		327,378	1.01%
Capital Markets
588	Charles Schwab Corp.	22,785
8,172	UBS Group AG (Switzerland)	129,853
		152,638	0.47%
Casinos & Gaming
1,177	Aristocrat Leisure Ltd. (Australia)	19,068
162	Paddy Power Betfair PLC (Ireland)	16,848
		35,916	0.11%
Chemical Distribution
302	Brenntag AG (Germany) *	17,483	0.05%

Chemicals
56	Agrium, Inc. (Canada)	5,170
809	Akzo Nobel NV (Netherlands)	22,563
832	BASF SE (Germany)	78,582
109	Ecolab, Inc.	14,480
147	Monsanto Co.	17,261
1,009	Potash Corp of Saskatchewan, Inc. (Canada)	16,669
95	Praxair, Inc.	12,568
415	Syngenta AG (Switzerland)	37,765
		205,058	0.63%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Commercial Finance
18,000	Far East Horizon Ltd. (Hong Kong) *	$ 16,678	0.05%

Commercial Services & Supplies
1,185	Brambles Ltd. (Australia)	18,409
600	Park24 Co Ltd. (Japan) *	16,723
		35,132	0.11%
Commercial Vehicles
1,458	Volvo AB (Sweden)	23,838	0.07%

Commercial & Professional Services
207	Dksh Holding AG (Switzerland)	17,360
700	Edenred (France)	18,475
1,690	Experian PLC (United Kingdom)	35,240
418	Iss A/S (Denmark)	17,339
400	Nihon M&A Center, Inc. (Japan)	15,785
1,806	Relx PLC (United Kingdom)	38,706
1,368	Seek Ltd. (Australia)	17,171
8	Sgs SA (Switzerland)	19,045
149	Societe Bic SA (France)	18,214
900	Temp Holdings Co. Ltd. (Japan)	17,754
		215,089	0.66%
Comml & Res Bldg Equip & Sys
1,764	Assa Abloy AB (Sweden)	39,619
401	Kone OYJ (Finland)	19,882
87	Schindler-Holding AG (Switzerland)	18,663
		78,164	0.24%
Communications Equipment
392	Qualcomm, Inc.	22,450	0.07%

Consumer Durables & Apparel
788	Burberry Group PLC (United Kingdom)	18,432
1,100	Casio Computer Co. Ltd. (Japan)	17,066
1,400	Haseko Corp. (Japan)	17,755
1,400	Sega Sammy Holdings, Inc. (Japan)	17,742
6,944	Taylor Wimpey PLC (United Kingdom)	18,176
		89,171	0.28%
Consumer Elec & Applc Stores
5,244	Harvey Norman Holdings Ltd. (Australia)	14,692	0.05%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Consumer Services
383	Accor SA (France)	$ 18,196
278	Carnival PLC	17,845
851	Compass Group PLC (United Kingdom)	18,543
1,068	Corporate Travel Management Ltd. (Australia)	17,485
3,000	Galaxy Entertainment Group Ltd. (Hong Kong)	17,344
700	His, Co. Ltd. (Japan) *	19,763
272	Sodexo SA (France)	37,133
1,900	Tokyo Dome Corp. (Japan)	16,967
334	Whitbread PLC (United Kingdom)	18,470
		181,746	0.56%
Containers & Packaging
384	Amcor Ltd./Australia (Australia)	17,531
690	Mondi PLC (South Africa)	17,998
		35,529	0.11%
Defense Primes
4,994	Bae Systems PLC (United Kingdom)	42,832	0.13%

Department Stores
1,500	Isetan Mitsukoshi Holdings Ltd. (Japan)	15,113	0.05%

Diversified Financial Services
4,444	Amp Ltd. (Australia)	16,678
1,066	Brookfield Asset Management, Inc. (Canada)	40,369
900	Credit Saison, Co. Ltd. (Japan)	16,691
175	Deutsche Boerse Ag (Germany)	18,192
184	Gpe Bruxelles Lambert SA (Belgium)	17,888
400	Jafco, Co. Ltd. (Japan)	15,334
335	Julius Baer Group Ltd. (Switzerland)	17,351
801	London Stock Exchange Group PLC (United Kingdom)	35,356
158	Moodys Corp.	18,715
444	Schroders PLC (United Kingdom)	18,065
		214,639	0.66%
Diversified Telecommunication Services
132	BCE, Inc. (Canada)	5,985
300	Level 3 Communications, Inc. *	17,856
1,073	Telstra Corp. Ltd. (Australia)	17,533
181	Telus Corp. New (Canada)	6,159
		47,533	0.15%
Electric Services
1,772	Algonquin Power & Utilities Corp. (Canada)	18,305	0.06%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Electrical Equipment
1,994	Abb Ltd. (Switzerland)	$ 50,109
381	Emerson Electric Co.	22,525
607	Vestas Wind Systems A/S (Denmark)	17,894
		90,528	0.28%
Electrical Power Equipment
766	Schneider Electric SE (France)	59,032	0.18%

Electronic Equipment, Instruments & Components
245	Amphenol Corp.	18,277
373	Hitachi Ltd. (Japan)	22,585
900	Yaskawa Electric Corp. (Japan)	17,900
		58,762	0.18%
Energy
375	Omv AG (Austria)	19,561	0.06%

Energy Equipment & Services
248	Schlumberger Ltd.	17,258
552	FMC Technologies, Inc. *	15,980
		33,238	0.10%
Engine & Transmission
310	Wartsila OYJ Abp (Finland)	18,416	0.06%

Entertainment Content
744	Naspers Ltd. (South Africa) *	153,993
1,163	Vivendi SA (France)	25,237
		179,230	0.55%
Food Beverage & Tobacco
900	Ajinomoto, Co., Inc. (Japan)	19,248
850	Carlsberg A/S (Denmark)	18,513
300	Ezaki Glico Co. Ltd. (Japan)	16,913
1,900	Itoham Yonekyu Holdings, Inc. (Japan)	17,738
198	Kerry Group PLC (Ireland)	17,482
600	Kotobuki Spirits Ord Shs At Xt (Japan)	20,647
6,900	Nippon Suisan Kaisha Ltd. (Japan)	35,974
300	Nissin Foods Holdings, Co. Ltd. (Japan)	18,915
1,779	Orkla Asa (Norway)	17,790
168	Remy Cointreau SA (France) *	18,408
1,854	Treasury Wine Estates Ltd. (Australia)	17,984
20,000	Wh Group Ltd. (Hong Kong)	18,736
		238,348	0.73%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Food & Drug Stores
1,800	Jardine Strategic Holdings Ltd. (Hong Kong) *	$ 75,546
986	Woolworths Ltd. (Australia)	19,088
		94,634	0.29%
Food & Staples Retailing
1,744	Clicks Group Ltd. (South Africa)	18,107
670	Colruyt SA (Belgium) *	37,095
99	Costco Wholesale Corp.	17,863
767	Kroger Co.	22,841
521	Metro Ag (Germany) *	17,452
400	Sundrug Co. Ltd. (Japan)	15,550
100	Tsuruha Holdings, Inc. (Japan)	11,077
400	Yaoko, Co. Ltd. (Japan)	16,759
		156,744	0.48%
Food Products
1,452	Compass Group PLC (United Kingdom)	31,250
1,216	Danone SA (France)	18,112
396	General Mills, Inc.	22,469
160	Hershey Company	18,443
670	Hormel Foods Corp.	22,532
3,039	Nestle SA (Switzerland)	258,801
557	Saputo, Inc. (Canada)	18,387
		389,994	1.20%
Gas Utilities
898	Gas Natural SDG SA (Spain) *	22,631	0.07%

Health Care Equipment & Services
300	Asahi Intecc, Co. Ltd. (Japan) *	13,855
433	Coloplast A/S (Demnark)	37,099
1,000	Medipal Holdings Corp. (Japan)	18,383
400	Olympus Corp. (Japan)	14,594
500	Suzuken Co. Ltd. (Japan)	16,416
700	Toho Holdings, Co. Ltd. (Japan)	14,181
		114,528	0.35%
Health Care Equipment & Supplies
379	Baxter International, Inc.	22,478
87	Becton Dickinson and Co.	16,463
176	Edwards Lifesciences Corp. *	20,252
329	Essilor International SA (France)	43,768
30	Intuitive Surgical, Inc. *	27,440
535	Smith & Nephew PLC (United Kingdom)	18,837
130	Stryker Corp.	18,585
		167,823	0.52%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Health Care Providers & Services
254	Express Scripts Holding Co. *	$ 15,177
551	Fresenius Medical Care AG & Co. KGAA (Germany)	26,294
120	HCA Healthcare, Inc. *	9,829
325	Ramsay Health Care Ltd. (Australia)	16,648
147	UnitedHealth Group, Inc.	25,751
		93,699	0.29%
Health Care Technology
345	Cerner Corp. *	22,546
708	Fresenius SE & Co. KGaA (Germany)	60,651
		83,197	0.26%
Hotels, Restaurants & Leisure
134	Marriott International, Inc./MD	14,425
131	McDonalds Corp.	19,767
293	Starbucks Corp.	18,638
296	Yum! Brands, Inc.	21,501
		74,331	0.23%
Household Products
133	Clorox Co.	18,052
231	Colgate-Palmolive Co.	17,639
2,000	Hengan International Group Co. Ltd. (China)	14,026
653	Henkel Ag&Co. KGaA (Germany)	91,715
503	L Oreal SA (France)	107,681
804	Reckitt Benckiser Group PLC (United Kingdom)	82,251
700	Unicharm Corp. (Japan)	18,917
		350,281	1.08%
Household & Personal Products
300	Earth Chemical Co. Ltd. (Japan)	15,911
1,701	KIMBERLY CLARK DE MEXICO SAB de CV (Mexico)	16,947
100	Kose Corp. (Japan)	10,779
300	Milbon Co. Ltd. (Japan)	16,480
500	Pigeon Corp. (Japan)	17,228
		77,345	0.24%
IT Services
565	Accenture PLC (Ireland)	70,326
140	Atos SE (France)	20,096
174	Capgemini SE (France)	18,025
362	CGI Group, Inc. (Canada) *	17,955
4,504	Cielo SA (Brazil)	31,708
336	Cognizant Technology Solutions Corp.	22,482
144	International Business Machines Corp.	21,979

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

IT Services (Continued)
162	Mastercard, Inc.	$ 19,907
400	Nomura Research Institute Ltd. (Japan)	15,208
434	PayPal Holdings, Inc.	22,659
284	Visa, Inc.	27,045
		287,390	0.89%
Industrial Conglomerates
91	3M Co.	18,607
498	Siemens AG (Germany)	35,614
1,446	Toshiba Corp (Japan)	18,849
		73,070	0.22%
Industrial Distribution & Rental
807	Ashtead Group PLC (United Kingdom)	16,287	0.05%

Information Services
239	Thomson Reuters Corp. (Canada)	10,430
412	Wolters Kluwer NV (Netherlands)	18,085
		28,515	0.09%
Infrastructure Construction
1,415	Acs Actividades De Construccion y Servicios SA (Spain)	56,568	0.17%

Insurance
3,402	Aegon Nv (Netherlands)	16,948
424	Ageas (Belgium)	17,131
2,296	AIA Group Ltd. (Hong Kong)	65,160
236	Aon PLC (United Kingdom)	30,895
794	Cnp Assurances (France)	17,475
3,736	Insurance Australia Group Ltd. (Australia)	17,658
322	Manulife Financial Corp. (Canada)	5,548
494	NN Group Nv (Netherlands)	17,769
6,970	Old Mutual PLC (United Kingdom)	16,905
1,148	Prudential PLC (United Kingdom)	51,694
1,836	Qbe Insurance Group Ltd. (Australia)	17,601
467	Scor SE (France)	18,396
1,682	Suncorp Group Ltd. (Australia)	17,300
947	Talanx AG (Germany)	35,085
3	Trisura Group Ltd. (Canada)	43
		345,608	1.06%
Integrated Oils
1,102	Galp Energia SGPS SA (Portugal)	17,008
1,293	Gazprom Neft PJSC (Russian Federation) *	22,498
		39,506	0.12%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Integrated Utilities
810	Agl Energy Ltd. (Australia)	$ 15,861
1,600	Chugoku Electric Power Co., Inc. (Japan)	18,199
3,037	Origin Energy Ltd. (Australia)	17,378
		51,438	0.16%
Internet & Catalog Retail
105	Amazon.com, Inc.	104,435
157	Expedia, Inc.	22,573
2,063	JD.com, Inc. (China)	82,582
139	Netflix, Inc. *	22,667
10	Priceline Group, Inc.	18,771
1,700	Rakuten, Inc. (Japan)	20,640
		271,668	0.84%
Internet Software & Services
4,337	Alibaba Group Holding Ltd. (China)	531,109
45	Alphabet, Inc-CL A	44,419
96	Alphabet, Inc-CL C	92,627
700	Dena Co. Ltd. (Japan)	15,463
402	eBay, Inc.	13,789
519	Facebook, Inc.	78,608
500	Tencent Holdings Ltd. (China)	17,225
360	Altaba, Inc.	18,115
		811,355	2.50%
Investment Management
771	Investor AB (Sweden)	35,644	0.11%

Jewelry and Watch Stores
175	Pandora A/S (Denmark)	16,594	0.05%

Leisure Products
200	Shimano, Inc. (Japan)	31,029	0.10%

Life Insurance
215	Great West Lifeco, Inc. (Canada)	5,296
12,000	Ping An Insurance Group Co. of China Ltd. (China)	76,921
143	Sun Life Financial, Inc. (Canada)	4,682
		86,899	0.27%
Life Sciences Tools & Services
123	Illumina, Inc.	21,815	0.07%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Logistics Services
1,116	Deutsche Post AG (Germany)	$ 40,767
331	Dsv A/S (Denmark)	20,162
39	Financiere De L Odet (France) *	40,682
		101,611	0.31%
Machinery
1,710	Atlas Copco AB (Sweden)	63,424
175	Caterpillar, Inc.	18,450
1,727	Cnh Industrial NV (United Kingdom)	19,308
143	Cummins Inc.	22,551
4,000	Mitsubishi Heavy Industries Ltd. (Japan)	15,756
112	Parker-Hannifin Corp.	17,637
300	Scania AB (Sweden)	-
128	Stanley Black & Decker, Inc.	17,618
		174,744	0.54%
Mass Merchants
1,100	Aeon Co. Ltd. (Japan)	16,600	0.05%

Materials
1,500	Daicel Corp. (Japan)	17,738
9	Givaudan SA (Switzerland)	18,470
1,000	JSR Corp. (Japan)	16,759
1,700	Kobe Steel Ltd. (Japan)	15,533
200	Nitto Denko Corp. (Japan)	16,039
6,841	Oceanagold Corp. (Australia)	22,992
8,729	South32 Ltd. (Australia)	17,126
8,885	Syrah Resources Ltd. (Australia) *	18,092
5,000	Taiheiyo Cement Corp.(Japan)	16,056
900	Teijin Ltd. (Japan)	16,796
2,000	Toray Industires, Inc. (Japan)	16,685
1,000	Toyo Seikan Group Holdings Ltd. (Japan)	15,965
655	Upm-Kymmene OYJ (Finland)	16,463
1,000	Zeon Corp. (Japan)	10,202
		234,916	0.72%
Measurement Instruments
541	Orbotech Ltd. (Israel) *	19,303	0.06%

Media
749	Altice NV (Netherlands)	18,653
309	CBS Corp.	18,883
58	Charter Communication, Inc. *	20,042
723	Comcast Corp.	30,142

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Media (Continued)
500	Cyber Agent, Inc. (Japan) *	$ 18,040
1,911	Liberty Global PLC (United Kingdom)	58,438
85	Naspers Ltd. (South Africa)	17,593
195	Omnicom Group, Inc.	16,325
912	Relx NV (United Kingdom)	18,860
755	Ses SA (Luxembourg)	18,688
824	Shaw Communications, Inc. (Canada)	17,617
900	Tokyo Broadcasting System Holdingsd, Inc. (Japan)	14,897
328	Twenty-First Century Fox, Inc.	8,895
242	Walt Disney Co.	26,121
227	WPP PLC (United Kingdom) *	25,590
		328,784	1.01%
Medical Devices
2,509	Fisher And Paykel Healthcare Corp. Ltd. (New Zealand)	19,009
233	Sonova Holding AG (Switzerland)	38,599
		57,608	0.18%
Metals & Mining
2,670	Barrick Gold Corp. (Canada)	44,162
245	Franco-Nevada Corp. (Canada)	18,282
189	Randgold Resources Ltd. (Jersey)	17,921
405	Rio Tinto Ltd. (United Kingdom)	18,904
		99,269	0.31%
Miscellaneous Electrical Machinery, Equipment & Supplies
1,111	C A E, Inc. (Canada)	17,920	0.06%

Motor Vehicles & Passenger Car Bodies
443	Ferrari NV (Italy)	38,417
1,671	Fiat Chrysler Automobiles NV (United Kingdom)	17,662
		56,079	0.17%
Multi-Utilities
1	National Grid PLC (United Kingdom)	63	0.00%

Multiline Retail
223	Dollar Tree, Inc.	17,327	0.05%

Non Wood Building Materials
3	Sika AG (Switzerland) *	19,334	0.06%

Oil and Gas Services and Equipment
3,400	Keppel Corp. Ltd. (Singapore) *	15,801	0.05%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Oil, Gas & Consumable Fuels
1,410	Encana Corp. (Canada)	$ 13,705
128	TransCanada Corp. (Canada)	5,946
179	Canadian Natural Resources Ltd. (Canada)	5,166
2,925	Enbridge, Inc. (Canada)	112,642
172	EOG Resources, Inc.	15,533
1,145	Exxon Mobil Corp.	92,172
2,379	Suncor Energy, Inc. (Canada)	74,486
513	Pembina Pipeline Corp. (Canada)	16,395
56	Pioneer Natural Resources Co.	9,344
		345,389	1.06%
Other Wholesalers
575	Bunzl PLC (United Kingdom)	18,022	0.06%

Packaged Food
2,294	Avi Ltd. (South Africa)	17,251
588	Danone SA (France)	43,675
		60,926	0.19%
Personal Products
427	LOreal SA (France)	18,276
1,540	Unilever NV (United Kingdom)	87,441
1,152	Unilever PLC (United Kingdom)	64,074
		169,791	0.52%
Pharmaceuticals
404	Allergan PLC	90,395
111	Jazz Pharmaceuticals PLC (Ireland) *	16,157
4,995	Roche Holding AG (Switzerland)	171,728
2,218	AstraZeneca PLC (United Kingdom)	76,277
2,153	GlaxoSmithKline PLC (United Kingdom)	95,227
1,801	Novo Nordisk A/S (Denmark) *	76,308
2,573	Novartis AG (Switzerland)	210,394
291	AbbVie, Inc.	19,212
882	Bayer AG (Germany)	117,086
800	Ono Pharmaceutical Co. Ltd. (Japan)	16,611
1,621	Teva Pharmaceutical Industries Ltd. (Israel)	45,161
1,780	Valeant Pharmaceuticals International, Inc. *	21,449
248	Perrigo Co. PLC (Ireland)	18,067
298	Zoetis, Inc.	18,559
		992,631	3.06%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Pharmaceuticals, Biotechnology, & Life Sciences
88	Lonza Group AG (Switzerland)	$ 18,232
144	Merck KGAa (Germany)	17,392
200	Mochida Pharmaceutical Co. Ltd. (Japan)	14,125
300	Nippon Shinyaku Co. Ltd. (Japan)	17,481
149	Vifor Pharma AG (Switzerland)	17,528
		84,758	0.26%
Pharmaceutical Preparations
270	Shire PLC	46,634	0.14%

Precious Metal Mining
920	Newcrest Mining Ltd. (Australia)	14,453	0.04%

Professional Services
702	Adecco Group AG (Switzerland)	52,347
808	Bureau Veritas SA (France)	18,533
427	Nielsen Holdings PLC	16,431
299	Randstad Holdings NV (Netherlands)	17,309
		104,620	0.32%
Publishing & Broadcasting
6,257	Itv PLC (United Kingdom)	15,781
391	Prosiebensat1 Media SE (Germany)	16,611
		32,392	0.10%
Real Estate
2,500	Cheung Kong Property Holdings (Hong Kong)	18,768
16,000	Country Garden Holdings, Co. Ltd. (Japan)	18,911
949	Deutsche Wohnen AG (Germany)	37,245
21,160	Precinct Properties New Zealand (New Zealand)	18,054
		92,978	0.29%
Real Estate Management & Development
25,400	Global Logistic Properties Ltd. (Singapore) *	53,238
800	Nomura Real Estate Holdings, Inc. (Japan)	17,217
354,300	Pakuwon Jati Tbk PT (Indonesia) *	16,231
1,200	Tokyo Tatemono Co. Ltd. (Japan)	16,452
3,400	Uol Group Ltd. (Singapore) *	17,201
		120,339	0.37%
Refuse Systems
75	Waste Connection, Inc. (Canada)	7,136	0.02%

Restaurants
370	Domino's Pizza Enterprises Ltd. (Australia)	15,802	0.05%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Retailing
4,157	Dixons Carphone PLC (United Kingdom)	$ 17,604
103	Dufry AG (Switzerland) *	16,946
1,200	J.Front Retailing, Co. Ltd. (Japan)	16,940
1,900	Matsuya, Co. Ltd. (Japan)	16,744
1,590	Mr Price Group Ltd. (South Africa)	18,178
100	Nitori Holdings Co. Ltd. (Japan)	14,603
100	Shimamura, Co. Ltd. (Japan)	12,826
700	Start Today, Co. Ltd. (Japan)	17,452
900	Uss Co. Ltd. (Japan)	18,095
395	Zalando SE (Germany) *	18,875
		168,263	0.52%
Retail-Eating Places
301	Restaurant Brands International, Inc. (Canada)	18,563	0.06%

Road & Rail
1,309	Canadian National Railway Co. (Canada)	101,356
321	Canadian Pacific Railway Ltd. (Canada)	50,792
158	Union Pacific Corp.	17,427
		169,575	0.52%
Security and Commodity Exchanges
900	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	22,718	0.07%

Semiconductors & Related Devices
1,033	Infineon Technologies AG (Germany)	22,863
311	Nxp Semiconductors NV (Netherlands)	34,179
		57,042	0.18%
Semiconductors & Semiconductor Equipment
900	Advantest Corp. (Japan)	16,066
396	ASML Holding NV (Netherlands)	52,268
217	K L A Tencor Corp.	22,568
271	Microchip Technology, Inc.	22,574
919	Micron Technology, Inc.	28,278
200	Screen Holdings, Co. Ltd. (Japan)	14,540
1,054	STMICROELECTRONICS NV (Switzerland)	17,359
1,000	Sumco Corp. (Japan)	16,516
300	Ulvac. Inc. (Japan) 8	16,615
		206,784	0.64%
Services-Business Services, Nec
552	Ritchie Brothers Auctioneers, Inc. (Canada)	17,134	0.05%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Software
131	Adobe Systems, Inc.	$ 18,584
159	Autodesk, Inc.	17,771
293	Check Point Software Technologies Ltd. (Israel) *	32,831
366	Electronic Arts, Inc.	41,479
159	Intuit, Inc.	22,362
554	Open Text Corp. (Canada)	18,077
629	Oracle Corp.	28,550
202	Salesforce.com, Inc.	18,107
1,107	SAP SE (Germany)	119,069
216	ServiceNow, Inc.	22,604
		339,434	1.05%
Software & Services
517	58.Com Inc. (China) *	22,231
1,700	COLOPL, Inc. (Japan) *	18,493
2,425	Descartes Systems Group, Inc. (Canada)	60,746
600	Dts Corp. (Japan)	17,833
1,861	Eoh Holdings Ltd. (South Africa)	17,837
4,400	Gree, Inc. (Japan)	36,394
7,200	GungHo Online Entertainment, Inc. (Japan)	17,989
326	Rightmove PLC (United Kingdom)	18,217
500	Square Enix Holdings, Co. Ltd. (Japan)	15,830
336	United Internet AG (Germany)	18,495
1,087	Xero Ltd. (New Zealand) *	19,242
		263,307	0.81%
Specialty Apparel Stores
2,000	Hennes & Mauritz AB (Sweden)	49,821	0.15%

Specialty Chemicals
227	Akzo Nobel NV (Netherlands)	19,012
245	Koninklijke DSM NV (Netherlands)	18,248
		37,260	0.11%
Specialty Pharmaceuticals
300	Hisamitsu Pharmaceutical Co., Inc. (Japan)	15,072	0.05%

Specialty Retail
184	Home Depot, Inc.	28,246
206	Lowes Cos, Inc.	16,227
		44,473	0.14%
Steel Producers
3,901	Gerdau SA (Brazil) *	11,313
712	Thyssenkrupp AG (Germany)	18,896
		30,209	0.09%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Steel Raw Material Suppliers
3,769	Fortescue Metals Group Ltd. (Australia)	$ 13,585	0.04%

Technology Hardware & Equipment
1,305	Celestica, Inc. (Canada) *	17,931
500	Hamamatsu Photonics KK (Japan)	15,898
396	Hexagon Ab (Sweden)	17,346
200	Horiba Ltd. (Japan)	12,231
2,000	Nippon Electric Glass Co. Ltd. (Japan)	13,927
600	Nissha Printing, Co. Ltd. (Japan)	17,156
421	Omron Corp. (Japan)	17,648
1,100	Yokogawa Electric Corp. (Japan)	19,060
		131,197	0.40%
Technology Hardware, Storage & Peripherals
1,141	Apple, Inc.	174,299
2,208	BlackBerry Ltd. (Canada) *	23,339
1,199	Hewlett Packard Enterprise Co.	22,553
511	Logitech International SA (Switzerland) *	18,636
347	Seagate Technology PLC	15,119
239	Western Digital Corp.	21,524
		275,470	0.85%
Telecom Carriers
8,947	Bt Group PLC (United Kingdom)	35,693
76	Iliad SA (France)	19,725
865	Nippon Telegraph & Telephone Corp. (Japan)	41,676
3,201	Telefonica SA (Spain)	35,672
9,038	Telstra Corp. Ltd. (Australia) *	29,553
		162,319	0.50%
Telecomuncation Services
36,361	Telecom Italia Spa/Milano (Italy) *	34,046	0.10%

Telephone Communications (No Radio Telephone)
4,939	America Movil SAB de CV (Mexico) *	78,333	0.24%

Textiles, Apparel & Luxury Goods
377	Adidas AG (Germany)	36,173
1,256	Gildan Activewear, Inc. (Canada)	36,349
349	LVMH Moet Hennessy Louis Vuitton SE (France)	17,862
349	NIKE, Inc.	18,494
343	VF Corp. *	18,453
		127,331	0.39%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Tobacco
296	Altria Group, Inc.	$ 22,330
1,653	British American Tobacco PLC (United Kingdom)	119,214
1,224	Imperial Brands PLC (United Kingdom)	57,245
237	Philip Morris International, Inc.	28,393
		227,182	0.70%
Trading Companies & Distributors
1,200	ITOCHU Corp. (Japan)	17,026	0.05%

Transit Services
9,000	Comfortdelgro Corp. Ltd. (Singapore) *	15,611	0.05%

Transport Support Services
128	Aena SA (Spain)	25,855
4,800	SATS Ltd. (Singapore) *	17,832
		43,687	0.13%
Transportation
4,200	Iino Kaiun Kaisha Ltd. (Japan)	17,351
1,000	Keikyu Corp. (Japan)	11,888
700	Keisei Electric Railway, Co. Ltd. (Japan)	17,831
6,000	Mitsui Osk Lines Ltd. (Japan) *	17,210
9,000	Nippon Yusen KK (Japan) *	16,317
178	Ryanair Holdings PLC (Ireland) *	19,000
2,000	Tokyu Corp. (Japan)	14,685
1,922	Transurban Group (Australia)	17,597
		131,879	0.41%
Transportation Infrastructure
400	Japan Airport Terminal Co. Ltd. (Japan)	15,659
3,371	Sydney Airport (Australia)	18,638
		34,297	0.11%
Utilities
6,759	Centrica PLC (United Kingdom)	17,709
4,938	EDP Energias de Portugal SA (Portugal)	18,173
8,575	Infratril Ltd. (New Zealand) *	18,458
2,000	Power Assets Holdings Ltd. (Hong Kong)	17,915
982	Suez (France)	17,926
		90,181	0.28%
Utility Networks
9,000	Hong Kong And China Gas Co. Ltd. (Hong Kong) *	19,242
862	Red Electrica Corp. SA (Spain)	19,355
		38,597	0.12%
Water Transportation
589	Golar Lng Ltd. (Bermuda)	13,703	0.04%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

Wireless Telecommunication Services
147	Rogers Communications, Inc. (Canada)	$ 6,856
266	T-Mobile US, Inc. *	17,934
1,350	Vodafone Group PLC (United Kingdom) *	40,851
		65,641	0.20%

Total for Common Stocks (Cost - $15,206,874)		$ 15,990,449	49.23%

EXCHANGE TRADED FUNDS
3,022	Amundi ETF Cac 40 Ucits ETF Dr *	247,533
130	Db X-Trackers Db X-Trackers Da (Luxembourg) *	17,948
1,085	Db X-Trackers S&P Mib Index ETF	26,014
675	DBx-Trackers DB X-trackers dax *	93,219
3,951	Global X MSCI Norway ETF	45,634
23,550	iShares Canadian Growth Index	541,773
1,822	iShares Canadian Value Index	33,926
896	iShares China Index ETF	17,348
30,923	iShares China Large-Cap ETF	1,241,249
20,270	iShares Ftse 100	195,898
2,885	iShares Ftse 250 Ucits ETF Gbp	71,908
1,950	iShares MSCI All Peru Capped ETF	67,041
5	iShares MSCI Belgium Capped ETF	101
15,069	iShares MSCI Brazil Capped ETF	529,977
1,221	iShares MSCI Brazil Small-Cap ETF	16,154
3,360	iShares MSCI Chile Capped ETF	144,178
1,508	iShares MSCI China Small-Cap ETF	68,011
944	iShares MSCI Denmark Capped ETF	59,076
912	iShares MSCI Finland Capped ETF	36,220
1,865	iShares MSCI France ETF	54,812
2,312	iShares MSCI Germany ETF	71,718
45,882	iShares MSCI Hong Kong ETF	1,085,109
48,175	iShares MSCI India ETF	1,568,096
11,151	iShares MSCI Indonesia ETF	296,171
424	iShares MSCI Ireland Capped ETF	18,508
331	iShares MSCI Israel Capped ETF	17,427
1,300	iShares MSCI Italy Capped ETF	36,231
11,007	iShares MSCI Malaysia ETF	351,123
5,540	iShares MSCI Mexico Capped ETF	285,975
4,198	iShares MSCI Netherlands ETF	123,631
6,088	iShares MSCI Philippines ETF	221,664
3,938	iShares MSCI Poland Capped ETF	93,921

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS (Continued)
14,446	iShares MSCI Russia Capped ETF	$ 432,658
16,948	iShares MSCI Singapore ETF	401,498
669	iShares MSCI South Africa ETF	39,785
19,357	iShares MSCI South Korea Capped ETF	1,310,856
1,107	iShares MSCI Spain Capped ETF	36,941
2	iShares MSCI Sweden ETF	68
4,506	iShares MSCI Switzerland Capped ETF	157,395
26,914	iShares MSCI Taiwan ETF	925,303
3,555	iShares MSCI Thailand Capped ETF	277,930
3,400	iShares MSCI Turkey ETF	140,080
6,446	iShares MSCI UAE Capped ETF	108,873
2,423	Lyxor Intl Am Etf Ibex 35 A Eu	294,312
788	Market Vectors Egypt Index ETF *	22,300
437	Market Vectors Russia Small-Cap ETF	17,895
15,486	Nomura TOPIX ETF *	226,567
3	Satrix 40 (South Africa)	11
1,129	Spdr S&P Emerging Europe ETF	33,494
759	Vaneck Vectors ETF	14,998
1,370	Vanguard FTSE Europe ETF	77,008
355	Vanguard Growth ETF	45,412
19	Vanguard Value ETF	1,813
Total Exchange Traded Funds (Cost - $11,769,834)		$12,242,791	37.70%

REAL ESTATE INVESTMENT TRUSTS
7	Advance Residence Investment Corp. (Japan)	18,551
139	American Tower Corp.	18,235
118	Gecina SA (France)	18,152
2,770	Goodman Group (Australia)	17,497
1	Gramercy Property Trust	30
8	Japan Logistics Fund Inc. (Japan)	17,189
5	Japan Prime Realty Investment Corp. (Japan)	19,100
428	Klepierre (France)	17,887
1,285	Land Securities Group PLC (United Kingdom)	17,720
439	Prologis, Inc.	24,382
99	Simon Property Group, Inc.	15,271
88	Unibail-Rodamco SE (France)	22,716
246	Vornado Realty Trust	22,681
2,677	Westfield Corp. (Australia)	16,870
Total Real Estate Investment Trusts (Cost - $239,884)		$ 246,281	0.76%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Shares		Fair Value	% of Net Assets

MONEY MARKET FUND
3,509,391	AIM Short Term Investments Treasury Institutional Class 0.22% ** (Cost - $3,509,391)	$ 3,509,391	10.81%

	Total Investments (Cost - $30,725,983)	$31,988,912	98.50%

	Other Assets Less Liabilities	488,689	1.50%

	Net Assets	$32,477,601	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2017.

The accompanying notes are an integral part of these financial statements.

As of May 31, 2017, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	2.05%
Austria	0.17%
Belgium	1.02%
Bermuda	0.04%
Brazil	0.47%
Canada	3.39%
China	3.97%
Demnark	0.12%
Denmark	0.63%
Finland	0.22%
France	3.63%
Germany	3.11%
Hong Kong	0.84%
Indonesia	0.12%
Ireland	0.61%
Israel	0.30%
Italy	0.46%
Japan	5.99%
Jersey	0.06%
Luxembourg	0.11%
Mexico	0.29%
Netherlands	1.09%
New Zealand	0.23%
Norway	0.10%
Portugal	0.11%
Russian Federation	0.07%
Singapore	0.42%
South Africa	0.81%
Spain	0.89%
Sweden	0.93%
Switzerland	4.10%
Thailand	0.05%
United Kingdom	4.93%
United States	57.17%
98.50%

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2017 (UNAUDITED)

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $766,894; and $30,725,983, respectively)	$ 757,146	$ 31,988,912
Receivables:
Dividends and Interest	17,380	30,464
From Advisor	17,451	2,345
Securities Sold	5,761	-
Shareholder Subscription	-	2,283,782
Prepaid Expenses	17,221	18,643
Total Assets	814,959	34,324,146
Liabilities:
Payables:
Administrative Fees	321	320
Distribution Fees	446	654
Trustee Fees	818	817
Securities Purchased	-	1,828,102
Other Accrued Expenses	16,416	16,652
Total Liabilities	18,001	1,846,545
Net Assets	$ 796,958	$ 32,477,601

Net Assets Consist of:
Paid In Capital	$ 222,381	$ 31,642,869
Undistributed Net Investment Income	7,091	23,727
Accumulated Realized Gain (Loss) on Investments and Foreign Currency Transactions	577,234	(451,924)
Unrealized Appreciation (Depreciation) in Value of Investments	(9,748)	1,262,929
Net Assets	$ 796,958	$ 32,477,601

Net Asset Value Per Share

Institutional Class
Net Assets	$ 657,758	$ 32,261,278
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	61,061	2,809,179
Net asset value and offering price per share	$ 10.77	$ 11.48
Minimum Redemption price per share (a)	$ 10.56	$ 11.25

Investor Class
Net Assets	$ 35,083	$ 112,755
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	3,296	9,790
Net asset value and offering price per share	$ 10.65	$ 11.52
Minimum Redemption price per share (a)	$ 10.43	$ 11.29

Load Class
Net Assets	$ 104,117	$ 103,568
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,605	8,973
Net asset value per share	$ 10.84	$ 11.54
Minimum Redemption price per share (a)	$ 10.62	$ 11.31
Maximum offering price per share (b)	$ 11.44	$ 12.18

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended May 31, 2017 (UNAUDITED)

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 100,137	$ 206,136
Interest	7,254	1,584
Total Investment Income	107,391	207,720

Expenses:
Advisory Fees	42,804	80,919
Distribution Fees:
Investor Class	43	125
Load Class	125	122
Administrative Fees	1,821	1,820
Transfer Agent Fees	18,851	18,696
Registration Fees	15,884	15,865
Audit Fees	7,724	7,981
Legal Fees	9,449	7,949
Custody Fees	9,340	20,138
Printing Fees	217	336
Insurance Fees	2,548	2,440
Compliance Officer Fees	12,350	12,353
Trustee Fees	4,178	4,176
NASDAQ Fees	896	824
Other Fees	1,421	1,400
Total Expenses	127,651	175,144
Fees Waived and/or Expenses Reimbursed by the Adviser	(76,118)	(77,794)
Net Expenses	51,533	97,350

Net Investment Income	55,858	110,370

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	984,330	1,468,418
Capital Gain Distributions from Underlying Funds	2,589	6,471
Net Change in Unrealized Appreciation (Depreciation) on Investments	(58,329)	844,404
Net Realized and Unrealized Gain on Investments and Foreign Currency	928,590	2,319,293

Net Increase in Net Assets Resulting from Operations	$ 984,448	$ 2,429,663

(a) Net of Foreign withholding taxes of $778, and $1,573, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2017	11/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 55,858	$ 124,197
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	984,330	(225,923)
Capital Gain Distributions from Underlying Funds	2,589	2,244
Net Change in Unrealized Appreciation (Depreciation) on Investments	(58,329)	329,679
Net Increase in Net Assets Resulting from Operations	984,448	230,197

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(124,792)	(123,487)
Investor Class Shares	(285)	(702)
Load Class	(844)	(796)
Total Distributions Paid to Shareholders	(125,921)	(124,985)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	263,021	1,121,556
Investor Class	7,060	20,462
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	124,190	123,218
Investor Class	285	702
Load Class	844	796
Cost of Shares Redeemed:
Institutional Class	(11,538,415)	(1,144,759)
Investor Class	(11,279)	(22,555)
Load Class	-	-
Redemption Fees	818	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,153,476)	99,420

Net Increase (Decrease) in Net Assets	(10,294,949)	204,632

Net Assets:
Beginning of Year	11,091,907	10,887,275
End of Year (Including Undistributed Net Investment Income
of $7,091 and $77,154, respectively)	$ 796,958	$ 11,091,907

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2017	11/30/2016
Share Activity
Institutional Class:
Shares Sold	26,080	111,872
Shares Reinvested	12,457	12,677
Shares Redeemed	(1,071,263)	(114,562)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,032,726)	9,987

Investor Class:
Shares Sold	685	2,052
Shares Reinvested	29	73
Shares Redeemed	(1,104)	(2,315)
Net Decrease in Shares of Beneficial Interest Outstanding	(390)	(190)

Load Class:
Shares Sold	-	-
Shares Reinvested	84	81
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	84	81

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2017	11/30/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 110,370	$ 51,018
Net Realized Gain on Investments and Foreign Currency Transactions	1,468,418	408,622
Capital Gain Distributions from Underlying Funds	6,471	1,091
Net Change in Unrealized Appreciation on Investments	844,404	544,461
Net Increase in Net Assets Resulting from Operations	2,429,663	1,005,192

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(90,133)	(212,402)
Investor Class Shares	(127)	(813)
Load Class Shares	(169)	(713)
Total Distributions Paid to Shareholders	(90,429)	(213,928)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	12,092,050	1,168,241
Investor Class	10,589	18,192
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	88,062	208,022
Investor Class	127	813
Load Class	169	713
Cost of Shares Redeemed:
Institutional Class	(3,095,139)	(1,775,614)
Investor Class	-	(56,689)
Load Class	-	-
Redemption Fees	-	50
Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,095,858	(436,272)

Net Increase in Net Assets	11,435,092	354,992

Net Assets:
Beginning of Year	21,042,509	20,687,517
End of Year (Including Undistributed Net Investment Income
of $23,727 and $3,786, respectively)	$ 32,477,601	$ 21,042,509

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2017	11/30/2016
Share Activity
Institutional Class:
Shares Sold	1,065,095	122,729
Shares Reinvested	8,363	21,270
Shares Redeemed	(286,620)	(181,483)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	786,838	(37,484)

Investor Class:
Shares Sold	964	1,790
Shares Reinvested	12	83
Shares Redeemed	-	(5,536)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	976	(3,663)

Load Class:
Shares Sold	-	-
Shares Reinvested	16	72
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	16	72

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017				Period Ended (a) 11/30/2013

		Year Ended
		11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 10.02	$ 9.92	$ 10.52	$ 10.55	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.10	0.11	0.11	0.15	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	0.75	0.11	(0.58) (f)	0.07 (f)	0.45 (f)
Total from Investment Operations	0.85	0.22	(0.47)	0.22	0.55

Distributions:
Net Investment Income	(0.11)	(0.12)	(0.13)	(0.10)	-
Net Realized Gains	-	-	-	(0.15)	-
Total from Distributions	(0.11)	(0.12)	(0.13)	(0.25)	-

Redemption Fees	- †	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.77	$ 10.02	$ 9.92	$ 10.52	$ 10.55

Total Return **	8.72% (b)	2.21%	(4.46)%	2.03%	5.50% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 658	$10,960	$10,755	$11,084	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.24% (c)	2.29%	2.26%	2.62%	3.38% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.35)% (c)	(0.24)%	(0.27)%	(0.34)%	(1.40)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.99% (c)	1.14%	1.09%	1.38%	1.08% (c)
Portfolio Turnover	3% (b)	34%	56%	58%	124% (b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017				Period Ended (a) 11/30/2013

		Year Ended
		11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.87	$ 9.88	$ 10.47	$ 10.52	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.08	0.09	0.11	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	0.83	0.09	(0.57) (f)	0.07(f)	0.43 (f)
Total from Investment Operations	0.86	0.17	(0.48)	0.18	0.52

Distributions:
Net Investment Income	(0.08)	(0.18)	(0.11)	(0.08)	-
Net Realized Gains	-	-	-	(0.15)	-
Total from Distributions	(0.08)	(0.18)	(0.11)	(0.23)	-

Redemption Fees	-	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.65	$ 9.87	$ 9.88	$ 10.47	$ 10.52

Total Return **	8.75% (b)	1.76%	(4.64)%	1.70%	5.20% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 35	$ 36	$ 38	$ 119	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.59% (c)	2.54%	2.51%	16.71%	34.29% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.78)% (c)	(0.58)%	(0.45)%	(14.53)%	(32.25)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.67% (c)	0.81%	0.90%	1.04%	0.90% (c)
Portfolio Turnover	3% (b)	34%	56%	58%	124% (b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017	Year Ended		Period Ended (a) 11/30/2014

		11/30/2016	11/30/2015

Net Asset Value, at Beginning of Period	$ 10.06	$ 9.96	$ 10.52	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.04	0.09	0.08	0.05
Net Gain (Loss) on Investments (Realized and Unrealized)	0.83	0.09	(0.57) (f)	(0.20) (f)
Total from Investment Operations	0.87	0.18	(0.49)	(0.15)

Distributions:
Net Investment Income	(0.09)	(0.08)	(0.07)	-
Net Realized Gains	-	-	-	(0.04)
Total from Distributions	(0.09)	(0.08)	(0.07)	(0.04)

Redemption Fees	-	-	-	- †

Net Asset Value, at End of Period	$ 10.84	$ 10.06	$ 9.96	$ 10.52

Total Return **	8.71% (b)	1.87%	(4.67)%	(1.38)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 104	$ 96	$ 94	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.61% (c)	2.54%	2.50%	2.43% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.73)% (c)	(0.51)%	(0.53)%	(0.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.73% (c)	0.88%	0.83%	0.89% (c)
Portfolio Turnover	3% (b)	34%	56%	58% (b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017	Year Ended			Period Ended (a) 11/30/2013

		11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 10.31	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06	0.02	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	1.16	0.45	(1.72) (f)	0.44 (f)	1.39 (f)
Total from Investment Operations	1.22	0.47	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.04)	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	-	-	-	(0.34)	-
Total from Distributions	(0.04)	(0.10)	(0.17)	(0.39)	-

Redemption Fees	- †	-	-	- †	- †

Net Asset Value, at End of Period	$ 11.48	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Total Return **	11.82% (b)	4.83%	(13.92)%	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 32,261	$20,859	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.62% (c)	1.63%	1.63%	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.30% (c)	(0.48)%	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.02% (c)	0.24%	0.96%	1.80%	0.71% (c)
Portfolio Turnover	172% (b)	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017	Year Ended			Period Ended (a) 11/30/2013

		11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 10.33	$ 9.93	$ 11.68	$ 11.44	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	(0.00) †	0.08	0.17	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	1.16	0.46	(1.71) (f)	0.44 (f)	1.37(f)
Total from Investment Operations	1.20	0.46	(1.63)	0.61	1.44

Distributions:
Net Investment Income	(0.01)	(0.06)	(0.12)	(0.03)	-
Net Realized Gains	-	-	-	(0.34)	-
Total from Distributions	(0.01)	(0.06)	(0.12)	(0.37)	-

Redemption Fees	-	- †	-	- †	- †

Net Asset Value, at End of Period	$ 11.52	$ 10.33	$ 9.93	$ 11.68	$ 11.44

Total Return **	11.67% (b)	4.72%	(14.13)%	5.42%	14.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 113	$ 91	$ 124	$ 100	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.88% (c)	1.88%	1.89%	24.83%	77.18% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.07% (c)	(0.77)%	(0.05)%	(22.19)%	(75.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.79% (c)	(0.04)%	0.68%	1.50%	0.64% (c)
Portfolio Turnover	172% (b)	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2017	Year Ended		Period Ended (a) 11/30/2014

		11/30/2016	11/30/2015

Net Asset Value, at Beginning of Period	$ 10.36	$ 9.98	$ 11.71	$ 11.53

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04	(0.00) †	0.08	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	1.15	0.46	(1.72) (f)	0.29 (f)
Total from Investment Operations	1.19	0.46	(1.64)	0.37

Distributions:
Net Investment Income	(0.02)	(0.08)	(0.09)	-
Net Realized Gains	-	-	-	(0.19)
Total from Distributions	(0.02)	(0.08)	(0.09)	(0.19)

Redemption Fees	-	-	-	- †

Net Asset Value, at End of Period	$ 11.54	$ 10.36	$ 9.98	$ 11.71

Total Return **	11.59% (b)	4.65%	(14.10)%	3.22% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 104	$ 93	$ 89	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.88% (c)	1.88%	1.88%	1.92% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.07% (c)	(0.73)%	(0.01)%	0.56% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.80% (c)	(0.00)%	0.72%	1.33% (c)
Portfolio Turnover	172% (b)	520%	457%	352% (b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2017 (UNAUDITED)

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Core Return Fund and the CCA Aggressive Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting requirements under ASC 946 and ASU 2013-08.

SECURITY VALUATIONS:  Equity securities generally are valued using market quotations provided by a pricing service.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

of maturity, may be valued by using the amortized cost method of valuation, when the "Board" has determined that it will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of May 31, 2017, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2017 (Total)
Assets
Common Stocks	$ 28,039	$ -	$ -	$ 28,039
Warrants	253	-	-	253
Money Market Funds	728,854	-	-	728,854
Total	$ 757,146	$ -	$ -	$ 757,146

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

During the six months ended May 31, 2017, there were no transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of May 31, 2017, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2017 (Total)
Assets
Common Stocks	$ 15,990,449	$ -	$ -	$ 15,990,449
Exchange Traded Funds	12,242,791	-	-	12,242,791
Real Estate Investment Trusts	246,281	-	-	246,281
Money Market Funds	3,509,391	-	-	3,509,391
Total	$ 31,988,912	$ -	$ -	$ 31,988,912

During the six months ended May 31, 2017, there were no transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended May 31, 2017, related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Funds’ 2017 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2017, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds’ net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAVs are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for each Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There was $818 in redemption fees collected for the CCA Core Return Fund during the six months ended May 31, 2017.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

There was $0 in redemption fees collected for the CCA Aggressive Return Fund during the six months ended May 31, 2017.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the six months ended May 31, 2017, the Adviser earned $42,804 in management fees from the CCA Core Return Fund and $80,919 in management fees from the CCA Aggressive Return Fund.  During the six months ended May 31, 2017, the Adviser waived management fees of $42,804 and reimbursed CCA Core Return Fund expenses in the total amount of $33,314.  During the six months ended May 31, 2017, the Adviser waived management fees of $77,794 for the CCA Aggressive Return Fund.  At May 31, 2017, the Adviser owed $17,451 to the CCA Core Return Fund, and $2,345 to the CCA Aggressive Return Fund.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2016, expense waivers and reimbursements subject to recoupment were as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2019	$153,010
Core Return Fund	November 30, 2018	$156,649
Core Return Fund	November 30, 2017	$192,904

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2019	$153,101
Aggressive Return Fund	November 30, 2018	$162,426
Aggressive Return Fund	November 30, 2017	$204,570

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objectives, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. No inter-portfolio trades were done during the six months ended May 31, 2017.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2017, paid in capital amounted to $222,381 and $31,642,869 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2017, were as follows:

Purchases……………………………………………..………….…...	$ 321,297
Sales……………………………………………………………….….	$12,142,866

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2017, were as follows:

Purchases……………………………………………..………….……	$ 42,940,479
Sales……………………………………………………………….….	$ 37,521,103

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which each Fund may incur expenses related to distribution of its Investor Class Shares and Load Class Shares. Payments under the Plans are made to the Funds’ Distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the six months ended May 31, 2017, the CCA Core Return Fund incurred $43 and $125 in distribution fees for the Investor Class and Load Class, respectively.  During the six months ended May 31, 2017, the CCA Aggressive Return Fund incurred $125 and $122 in distribution fees for the Investor Class and Load Class, respectively.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2016, is $11,033,005.  As of November 30, 2016, the gross unrealized appreciation on a tax basis totaled $759,328 and the gross unrealized depreciation totaled $735,489 for a net unrealized appreciation of $23,839.

As of November 30, 2016 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$   23,839

Accumulated net realized loss on investments

 (383,961)

Defer Post October Loss

        (982)

Undistributed net investment income

     77,154

Total

$(283,950)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2016, the CCA Core Return Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $383,961.

For the six months ended May 31, 2017, the CCA Core Return Fund paid an ordinary income distribution of $125,921.

For the year ended November 30, 2016, the CCA Core Return Fund paid an ordinary income distribution of $124,985.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2016 is $20,596,245.  As of November 30, 2016, the gross unrealized appreciation on a tax

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

basis totaled $856,523 and the gross unrealized depreciation totaled $440,125 for a net unrealized appreciation of $416,398.

As of November 30, 2016 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$     416,398

Accumulated net realized loss on investments

   (1,615,592)

Undistributed net investment income

           3,786

Other book/tax differences

     (309,094)

Total

$(1,504,502)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2016, the CCA Aggressive Return Fund had short-term capital loss carryforwards, with no expiration date, of $1,615,592.

For the six months ended May 31, 2017, the CCA Aggressive Return Fund paid an ordinary income distribution of $90,429.

For the year ended November 30, 2016, the CCA Aggressive Return Fund paid an ordinary income distribution of $213,928.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2017, NFS, LLC held in omnibus accounts for the benefit of others approximately 80% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of May 31, 2017, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 90% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2017 (UNAUDITED)

may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2016, the prime rate was 4.00%.  The Core Return Fund had total borrowings of $0 during the six months ended May 31, 2017 and paid a total of $0 in related interest charges.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2017, the prime rate was 4.00%.  The Aggressive Return Fund had total borrowings of $0 during the six months ended May 31, 2016 and paid a total of $0 in related interest charges.  The line of credit is collateralized by publicly traded stock held by the Fund.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted that on June 20, 2017 the CCA Core Return Fund was liquidated.  On June 20, 2017, the Investor Class shares and Load Class shares of the CCA Aggressive Return Fund were closed, and all remaining Investor and Load Class shareholders were redeemed.

At a regular meeting held on April 11, 2017, the Board of Trustees approved a plan of reorganization for the CCA Aggressive Return Fund, Institutional Class shares.  Under the Plan (the “Plan”), the CCA Aggressive Return Fund will be reorganized from a series of the CCA Investments Trust, to a series of the MSS Series Trust, subject to shareholder approval.  The reorganization is a tax-free reorganization, and is expected to be complete by, or about, August 2017.

These transactions do not require any financial statement adjustments for the six months ended May 31, 2017.  Please go to www.sec.gov for more information and filings regarding these transactions.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MAY 31, 2017 (UNAUDITED)

 Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of sales charges for Load Class, management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2016 through May 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

CCA Core - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,087.15	$4.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,087.48	$5.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Core - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,087.06	$5.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

CCA Aggressive - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,118.19	$4.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA Aggressive - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,116.72	$6.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by182/365 (to reflect the one-half year period).

CCA Aggressive - Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2016	May 31, 2017	December 1, 2016 to May 31, 2017

Actual	$1,000.00	$1,115.89	$6.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.20	$5.79

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

MAY 31, 2017 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Annual Review and Renewal of Management

Agreements with Checchi Capital Fund Advisers, LLC

At a meeting held on January 18, 2017, the Board of Trustees considered the renewal of the Management Agreements between Adviser and the Trust, on behalf of each Fund.  The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating each of the Management Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements.

A memorandum prepared by Counsel that outlines the Board’s duties when considering the renewal of a management agreement, a 15(c) questionnaire which management reviewed with the Trustees, the Adviser's Form ADV, and current financial information for CCFA were provided to the Board.  Counsel also noted that no changes were proposed with respect to the Management Agreements.  Amongst the items addressed were:

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment philosophy, strategies and implementation process.  The Board reviewed the backgrounds of the Adviser’s key personnel.  The Board noted that the Adviser is also responsible for the oversight and selection of the Sub-Adviser.  The Board and the Adviser also discussed the position of Chief Compliance Officer for the Adviser and Sub-Adviser.  The Board’s questions were answered to their satisfaction and the Board concluded that the role transition went smoothly.

The Adviser noted that CCFA is primarily responsible for the oversight of all service providers necessary to operate the Funds including the monitoring of agreements between and services of the Funds’ sub-adviser, custodian, administrator, auditor, and distributor, among others. CCFA also monitors the investment selections of the Funds’ sub-adviser, Checchi Capital Advisers, LLC (“CCA” or the “Sub-Adviser”), and ensures the Funds’ strategies are being followed. CCFA also ensures that shareholders have access to all required documentation, while monitoring proxy voting through its agreement with Institutional Shareholder Services (“ISS”).

In addition, the Board reviewed and discussed with the Trust’s management the Adviser’s Form ADV and its compliance policies and procedures.  The Adviser certified that there had been no material Code of Ethics or compliance violations since the last renewal of the Management Agreements.  After some discussion, the Board, including the Independent Trustees, concluded that the Adviser’s personnel are very knowledgeable and professional, have provided excellent services to the Funds, and that the nature and extent of services provided by the Adviser to each Fund were reasonable and consistent with the Board’s expectations.

Performance.  As to the Funds’ performance, the Board reviewed each Fund’s annualized performance on a one-year and since-inception basis, relative to each Fund’s blended benchmark, a peer group average of funds with similar investment strategies, and each Fund’s Bloomberg category return.  They asked questions of management and discussed in detail both past performance and the outlook for the Funds.  The Board noted that for the one-year and since-inception (December 26, 2012) periods, the Core Return Fund had annualized returns of 2.21% and 1.27%, respectively, compared to peer group average returns of 3.80% and 0.81%, respectively; blended benchmark returns of 3.41% and 2.63%, respectively; and Bloomberg World Allocation Category Average returns of 2.01% and 3.00%, respectively.  It was noted that the CCA Core Return Fund underperformed its peer group average and blended benchmark over the one year period, while outperforming the Bloomberg category average for the one year period, and underperforming its blended benchmark and Bloomberg category average, but outperforming its peer group average since inception.  The Adviser also addressed the performance numbers for the CCA Internal Index, which were provided in the Board Materials, and explained that the information for this internal index is presented net of all fees and expenses.  They discussed in detail several factors that contributed to the performance of the Core Return Fund as compared to other metrics.  After a lengthy

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

discussion, the Board concluded the performance of the Core Return Fund was acceptable.

The Board then discussed the Aggressive Return Fund performance noting that for the one-year and since-inception (December 26, 2012) periods, the Aggressive Return Fund had annualized returns of 4.83% and 2.30%, respectively, compared to peer group average returns of 3.90% and 0.58%, respectively; blended benchmark returns of 3.41% and 2.63%, respectively; and Bloomberg World Allocation Category Average returns of 2.01% and 3.00%, respectively.  It was noted that the CCA Aggressive Return Fund outperformed its blended benchmark, peer group average, and Bloomberg category average for the one year period, while underperforming its blended benchmark and Bloomberg category average, but outperforming its peer group average since inception.  The Adviser discussed factors that led to the Fund’s performance relative to these metrics.  The Trustees again engaged management in a robust discussion regarding Fund performance, including any potential style drifts and the comparison with CCA internal index performance, and how improved performance may translate in the marketplace for building a Fund with suitable assets for long-term viability.  The Board concluded that recent performance of the Aggressive Return Fund has improved significantly and that returns are now lining up as expected under the Sub-Adviser’s investment thesis.

Fees and Expenses.  The Board next reviewed information comparing the management fees and net expense ratios of each Fund with its respective peer group and Bloomberg category averages.  The Board noted that the Core Return Fund management fee is 0.75%, which is slightly higher than its peer group average of 0.70%, but lower than the 0.78% average management fee of the Bloomberg World Allocation category, as of November 30, 2016.  However, the Board recognized that the Fund’s management fee was within the range of fees charged by funds in its peer group, which were between 0.25% and 1.16%.  The Board acknowledged that the Fund’s net expense ratio of 1.09%, as reported in the prospectus, is lower than the Bloomberg World Allocation average of 1.27%, and comparable to the peer group average.  They also considered that the Core Return Fund is considerably smaller in net asset value compared to the funds in its peer group and acknowledged, therefore, that some disparity with respect to the fund expense ratio is expected.

The Board next discussed the Aggressive Return Fund, noting its management fee is 0.75%, which is higher than its peer group average of 0.62%, but lower than the Bloomberg category average management fee of 0.78%, as of November 30, 2016, and within the range of management fees charged by peer funds.  The Board referenced the fact that the Aggressive Return Fund is also the smallest fund in its peer group on a net asset value basis, and while the Fund’s net expense ratio of 1.05%, as reported in the prospectus, is slightly higher than that the peer group average of 0.94%, it is lower than the Bloomberg World Allocation category net expense ratio of 1.27%.  Once again, the Board acknowledged that as the Fund grows, they would expect the expense ratio to decline.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

In reviewing the Funds’ management fees and net expense ratios, the Board considered that in each case the Adviser has agreed to extend the current operating Expense Limitation Agreement to ensure that each Fund’s expense ratio is capped at an acceptable level.  The Board concluded that each Fund’s management fee and net expense ratio is fair and reasonable, particularly when considering the small size of the Funds relative to the other funds in their peer group and the Adviser’s commitment to extend the Expense Limitation Agreements.

Economies of Scale. The Board then considered whether there are or will be economies of scale with respect to the management of the Funds and whether there is the potential for realization of any further economies of scale which may be passed along to the Funds’ shareholders.  The Board concluded that because the Adviser continues to waive its management fees, economies of scale have not been realized at this time, but noted that the Adviser has agreed to consider break points in the future.

Profitability. The Board then reviewed a profitability analysis provided by the Adviser with respect to each Fund and noted that, based on the information provided, the Adviser is not yet realizing a profit from its relationship with the Funds.  They discussed the fact that the Adviser is not profitable due to its decision to reimburse a significant portion of the Funds’ operating expenses and as the total assets in each Fund increases, the need for continued expense reimbursement should decline over time.  After discussing the Adviser’s current financial condition and outlook, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to each of the Funds under the Management Agreements and the Expense Limitation Agreements.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, and as assisted by the advice of independent counsel, the Board concluded that the renewal of the Management Agreements is in the best interests of Trust and the shareholders of each Fund.

Annual Review and Renewal of Sub-Advisory

Agreements with Checchi Capital Advisers, LLC

At a meeting held on January 18, 2017, the Board of Trustees considered the renewal of the sub-advisory agreements between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreements”).  Counsel assisted the Trustees throughout the agreement review process.  The Trustees relied upon the advice of Counsel, and their own business judgment in determining the material factors to be considered in evaluating renewal of the Sub-Advisory Agreements and the weight to be given to each such factor.  The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreements.  The Board was provided information from the Sub-Adviser prior to the Meeting, including a 15(c) questionnaire

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2017 (UNAUDITED)

completed by the Sub-Adviser, along with a copy of its current Form ADV.  Counsel noted no changes to the Sub-Advisory Agreements were being proposed.

Nature, Extent and Quality of Services.  The Trustees noted that the same key personnel who service the Funds for the Adviser work for the Sub-Adviser as well.  Management discussed the breakdown of the services provided by the Sub-Adviser and Adviser and noted that the services provided by the Sub-Adviser include managing the Funds’ investment portfolios in line with each Fund’s respective investment objectives and strategies.  Management responded to all questions from the Trustees.  The Board expressed its satisfaction with the services being provided to the Funds and concluded that the Sub-Adviser has a well-organized infrastructure, there has not been a material adverse change in the Sub-Adviser’s financial position, and the Sub-Adviser has sufficient resources to continue to provide the same high level of services to the Adviser and to the Funds for the benefit of the shareholders.

Performance.  The Trustees next turned to the Sub-Adviser’s performance, noting that the performance information is the same as discussed in the deliberations regarding renewal of the Management Agreements as the Sub-Adviser is responsible for the management of the entire portfolio.  The Trustees reiterated that the overall performance of each Fund was acceptable.

Fees and Expenses.  The Trustees then discussed the sub-advisory fees, noting that the Adviser pays CCA a sub-advisory fee equal to an annual rate of 0.25% of the average value of the daily net assets of each Fund.  The Trustees discussed the sub-advisory fee paid to the Sub-Adviser with respect to each Fund and concluded that it is reasonable.

Economies of Scale.  The Board next considered whether there are any economies of scale to be realized with respect to the management of the Funds.  The Trustees agreed that this issue should be considered with respect to each Fund’s Management Agreement.

Profitability.  The Board considered the profitability analysis provided by the Sub-Adviser and noted no profits have been realized in connection with the Sub-Adviser’s relationship with the Funds.  The Trustees concluded that the Sub-Adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided to the Funds were acceptable, that the sub-advisory fees are reasonable, and that renewal of the Sub-Advisory Agreements for an additional term of one year is in the best interests of the Trust and the shareholders of the Core Return Fund and the Aggressive Return Fund.

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INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 3, 2017

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 3, 2017

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 3, 2017